OPERATIONS - (Detail 4) - CyberCo Brasil - TIS R$ in Thousands	Dec. 31, 2025 BRL (R$)
OPERATIONS
Current assets	R$ 139,392
Current liabilities	96,083
Suppliers recognised as of acquisition date	55,629
Cash and cash equivalents	32,583
Provisions	1,821
Other assets	41,235
Other current liabilities recognized at the acquisition date	38,633
Non-current assets	16,322
Non-current liabilities	28
Deferred income tax and social security contributions	3,656
Other non current Liabilities	28
Non-current assets	6,283
Property, plant and equipment recognised as of acquisition date	5,155
Intangible assets	1,228
Financial assets recognised as of acquisition date	155,714
fair value of the net assets	R$ 59,603